Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of the income tax expenses
	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	USD
Current income tax expense	64,64	5,391	805
Deferred income tax expense (benefit)	(286)	(629)	(94)
Income tax expenses	6,178	4,762	711

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate
	For the six months ended June 30,
	2021	2022
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	(23.5)%	(23.4)%
Non-deductible expenses	2.2%	1.5%
Income tax expense	3.7%	3.1%

Schedule of components of deferred liabilities
	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	171	450	67
Net operating losses carried forward	4,181	3,823	571
	4,352	4,273	638

Schedule of components of deferred liabilities
	As of December 31,	As of June 30,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	58,746	61,945	9,248
	58,746	61,945	9,248